UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2019

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 13.0%
Diversified Telecommunication Services - 5.3%
China Telecom Corp. Ltd., Class H Shares	204,000	$110,232
Emirates Telecommunications Group Co. PJSC	32,724	151,637
KT Corp., ADR	3,388	46,822
Magyar Telekom Telecommunications PLC	4,304	7,279
Telekom Malaysia Bhd	28,700	20,390

Total Diversified Telecommunication Services		336,360

Entertainment - 0.1%
Major Cineplex Group PCL	7,200	5,439	(a)

Media - 0.2%
Astro Malaysia Holdings Bhd	14,300	5,865
Multiplus SA	800	5,710

Total Media		11,575

Wireless Telecommunication Services - 7.4%
Advanced Info Service PCL, Registered Shares	11,800	67,418	(a)
China Mobile Ltd.	15,500	162,572
DiGi.Com Bhd	31,900	36,293
Globe Telecom Inc.	300	11,629
Maxis Bhd	22,500	31,586
PLAY Communications SA	2,016	12,377
SK Telecom Co., Ltd.	344	79,766
Vodacom Group Ltd.	7,249	65,869

Total Wireless Telecommunication Services		467,510

TOTAL COMMUNICATION SERVICES		820,884

CONSUMER DISCRETIONARY - 5.6%
Automobiles - 4.3%
China Motor Corp.	6,000	4,668
Hero MotoCorp Ltd.	927	34,071
Hyundai Motor Co.	1,053	122,557
Indus Motor Co., Ltd.	720	6,489
Kia Motors Corp.	3,207	104,772

Total Automobiles		272,557

Hotels, Restaurants & Leisure - 0.8%
Berjaya Sports Toto Bhd	6,400	3,531
Kangwon Land Inc.	1,543	47,151	*

Total Hotels, Restaurants & Leisure		50,682

Internet & Direct Marketing Retail - 0.1%
GS Home Shopping Inc.	44	7,514

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Multiline Retail - 0.1%
Far Eastern Department Stores Ltd.	9,000	$4,804

Specialty Retail - 0.1%
Bermaz Auto Bhd	8,400	4,491

Textiles, Apparel & Luxury Goods - 0.2%
China Dongxiang Group Co., Ltd.	34,000	5,156
Luthai Textile Co., Ltd., Class B Shares	2,900	3,448
Xtep International Holdings Ltd.	10,500	6,785

Total Textiles, Apparel & Luxury Goods		15,389

TOTAL CONSUMER DISCRETIONARY		355,437

CONSUMER STAPLES - 7.8%
Beverages - 2.0%
Ambev SA	24,938	119,870
Carlsberg Brewery Malaysia Bhd, Class B Shares	1,400	7,007

Total Beverages		126,877

Food & Staples Retailing - 2.5%
Wal-Mart de Mexico SAB de CV	60,810	160,524

Food Products - 1.2%
Charoen Pokphand Foods PCL	49,600	43,262	(a)
Kuala Lumpur Kepong Bhd	4,700	28,319
Thai Vegetable Oil PCL	4,500	4,177	(a)

Total Food Products		75,758

Personal Products - 0.1%
Hengan International Group Co., Ltd.	500	3,925

Tobacco - 2.0%
KT&G Corp.	1,455	129,592	*

TOTAL CONSUMER STAPLES		496,676

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Bangchak Corp. PCL	13,100	13,522	(a)
China Petroleum & Chemical Corp., Class H Shares	12,000	10,048
Formosa Petrochemical Corp.	13,000	45,489
Gazprom PJSC	69,796	173,555
IRPC PCL	186,700	34,361	(a)
Motor Oil Hellas Corinth Refineries SA	548	13,677
PTT PCL	103,900	161,292	(a)
Qatar Gas Transport Co., Ltd.	1,774	9,739
Thai Oil PCL	11,400	26,272	(a)

TOTAL ENERGY		487,955

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 23.8%
Banks - 23.5%
Abu Dhabi Commercial Bank PJSC	23,395	$59,554
Agricultural Bank of China Ltd., Class H Shares	300,000	141,078
Banco de Chile	289,072	46,044
Banco Santander Chile	778,020	63,011
Bangkok Bank PCL, Registered Shares	9,700	68,615
Bank of China Ltd., Class H Shares	298,000	137,480
China CITIC Bank Corp., Ltd., Class H Shares	95,000	61,504
China Construction Bank Corp., Class H Shares	112,000	100,057
Doha Bank QPSC	1,441	8,366
Dubai Islamic Bank PJSC	30,015	41,676
First Abu Dhabi Bank PJSC	39,257	157,541
First Financial Holding Co., Ltd.	28,280	18,779
Hong Leong Bank Bhd	3,200	16,125
Industrial Bank of Korea	3,364	43,084	*
Komercni banka AS	792	31,970
Krung Thai Bank PCL	44,700	28,329	(a)
Malayan Banking Bhd	62,000	144,404
Masraf Al Rayan QSC	3,005	33,671
Mega Financial Holding Co., Ltd.	95,000	82,255
Moneta Money Bank AS	5,738	19,557
Public Bank Bhd	25,200	152,455
Taichung Commercial Bank Co., Ltd.	19,475	6,656
Thanachart Capital PCL	7,200	12,387	(a)
Tisco Financial Group PCL	5,600	14,832	(a)

Total Banks		1,489,430

Capital Markets - 0.1%
China Bills Finance Corp.	8,000	3,620
President Securities Corp.	9,000	3,867

Total Capital Markets		7,487

Diversified Financial Services - 0.1%
Al Waha Capital PJSC	8,714	4,270

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Concentradora Hipotecaria SAPI de CV	5,700	3,999

TOTAL FINANCIALS		1,505,186

INDUSTRIALS - 4.4%
Airlines - 0.1%
Air Arabia PJSC	16,379	4,459

Commercial Services & Supplies - 0.1%
Cleanaway Co., Ltd.	1,000	5,517

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Construction & Engineering - 0.7%
CTCI Corp.	6,000	$9,179
Gamuda Bhd	21,200	14,285
IJM Corp. Bhd	29,300	13,091
United Integrated Services Co., Ltd.	2,400	7,344

Total Construction & Engineering		43,899

Industrial Conglomerates - 1.4%
Dubai Investments PJSC	19,497	7,007
HAP Seng Consolidated Bhd	5,300	12,745
Industries Qatar QSC	920	36,282
Reunert Ltd.	1,529	8,123
Sime Darby Bhd	41,400	22,641

Total Industrial Conglomerates		86,798

Marine - 0.2%
MISC Bhd	10,300	17,050

Trading Companies & Distributors - 0.1%
China Aircraft Leasing Group Holdings Ltd.	4,500	4,823

Transportation Infrastructure - 1.8%
China Merchants Port Holdings Co. Ltd.	16,000	31,606
Jiangsu Expressway Co. Ltd., Class H Shares	14,000	20,268
Shenzhen International Holdings Ltd.	11,000	21,308
Tianjin Port Development Holdings Ltd.	60,000	7,111
Westports Holdings Bhd	8,400	7,629
Yuexiu Transport Infrastructure Ltd.	12,000	9,252
Zhejiang Expressway Co., Ltd., Class H Shares	18,000	18,444

Total Transportation Infrastructure		115,618

TOTAL INDUSTRIALS		278,164

INFORMATION TECHNOLOGY - 8.4%
Electronic Equipment, Instruments & Components - 1.4%
Delta Electronics (Thailand) PCL	8,600	19,131	(a)
Hana Microelectronics PCL	6,000	6,626	(a)
Simplo Technology Co., Ltd.	2,800	20,233
Supreme Electronics Co. Ltd.	6,000	5,693
Syncmold Enterprise Corp.	1,500	3,408
Synnex Technology International Corp.	16,000	19,686
TXC Corp.	4,000	4,401
WT Microelectronics Co., Ltd.	6,000	7,978

Total Electronic Equipment, Instruments & Components		87,156

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
IT Services - 3.2%
Cielo SA	10,400	$34,088
Infosys Ltd.	15,821	166,741
Systex Corp.	2,000	4,206

Total IT Services		205,035

Semiconductors & Semiconductor Equipment - 0.7%
Greatek Electronics Inc.	3,000	3,979
Novatek Microelectronics Corp.	1,000	5,143
Radiant Opto-Electronics Corp.	9,000	25,517
Sitronix Technology Corp.	2,000	7,161

Total Semiconductors & Semiconductor Equipment		41,800

Technology Hardware, Storage & Peripherals - 3.1%
Asustek Computer Inc.	7,000	53,774
Chicony Electronics Co., Ltd.	5,025	10,975
Compal Electronics Inc.	46,000	27,251
Inventec Corp.	37,000	28,484
Mitac Holdings Corp.	8,048	7,217
Qisda Corp.	16,000	10,182
Quanta Computer Inc.	30,000	54,587
Transcend Information Inc.	3,000	6,474

Total Technology Hardware, Storage & Peripherals		198,944

TOTAL INFORMATION TECHNOLOGY		532,935

MATERIALS - 17.9%
Chemicals - 9.8%
Ciech SA	332	4,684
Engro Fertilizers Ltd.	12,500	6,867
Fauji Fertilizer Co., Ltd.	12,000	9,272
Formosa Chemicals & Fibre Corp.	38,000	131,732
Formosa Plastics Corp.	40,000	132,806
Huabao International Holdings Ltd.	11,000	5,005
Nan Ya Plastics Corp.	49,000	121,696
Petronas Chemicals Group Bhd	31,000	63,953
PhosAgro PJSC, Registered Shares, GDR	3,536	48,160
PTT Global Chemical PCL	29,000	63,119	(a)
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	52,000	24,586
Taiwan Styrene Monomer	10,000	7,877

Total Chemicals		619,757

Construction Materials - 2.6%
Siam Cement PCL, Registered Shares	7,175	106,560
Taiwan Cement Corp.	48,400	58,843

Total Construction Materials		165,403

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Containers & Packaging - 0.0%
Greatview Aseptic Packaging Co., Ltd.	6,000	$3,808

Metals & Mining - 5.5%
Alrosa PJSC	37,510	56,461
Feng Hsin Steel Co., Ltd.	5,000	9,472
Magnitogorsk Iron & Steel Works PJSC	26,700	17,656
MMC Norilsk Nickel PJSC	868	180,231
Novolipetsk Steel PJSC	15,340	35,615
Severstal PJSC	2,850	43,460
Tung Ho Steel Enterprise Corp.	8,000	5,130

Total Metals & Mining		348,025

TOTAL MATERIALS		1,136,993

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Fibra Uno Administracion SA de CV	38,544	53,233
Pavilion Real Estate Investment Trust	15,900	6,716
Prologis Property Mexico SA de CV	5,828	10,209
Yuexiu Real Estate Investment Trust	22,000	15,252

Total Equity Real Estate Investment Trusts (REITs)		85,410

Real Estate Management & Development - 0.9%
Aldar Properties PJSC	33,520	14,510
DAMAC Properties Dubai Co. PJSC	7,288	2,599
Land & Houses PCL	30,800	10,549
LSR Group PJSC, GDR, Registered Shares	4,751	9,331
Quality Houses PCL	78,600	7,447	(a)
Sansiri PCL	151,200	6,533	(a)
United Development Co. QSC	1,342	6,188

Total Real Estate Management & Development		57,157

TOTAL REAL ESTATE		142,567

UTILITIES - 7.3%
Electric Utilities - 3.0%
Enel Chile SA	313,563	33,172
Tenaga Nasional Bhd	42,900	135,110
Transmissora Alianca de Energia Eletrica SA	2,900	20,475

Total Electric Utilities		188,757

Gas Utilities - 0.4%
Petronas Gas Bhd	6,200	27,367

Independent Power and Renewable Electricity Producers - 3.4%
CGN Power Co., Ltd., Class H Shares	92,000	24,035
China Resources Power Holdings Co., Ltd.	24,000	48,020
Electricity Generating PCL	2,500	20,965	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - (continued)
Engie Brasil Energia SA		3,530	$40,554
Glow Energy PCL		6,600	19,488	(a)
Hub Power Co., Ltd.		11,000	7,404
Kot Addu Power Co., Ltd.		9,000	3,286
NTPC Ltd.		22,295	43,794
SPCG PCL		5,600	3,406	(a)
Unipro PJSC		102,000	4,285

Total Independent Power and Renewable Electricity Producers			215,237

Multi-Utilities - 0.1%
YTL Corp. Bhd		32,700	8,782

Water Utilities - 0.4%
Aguas Andinas SA, Class A Shares		27,347	16,228
TTW PCL		13,200	5,366	(a)

Total Water Utilities			21,594

TOTAL UTILITIES			461,737

TOTAL COMMON STOCKS (Cost - $6,078,307)			6,218,534

	RATE
PREFERRED STOCKS - 2.6%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Telefonica Brasil SA	—	8,200	109,602

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Transneft PJSC	—	16	42,640

UTILITIES - 0.2%
Water Utilities - 0.2%
Cia de Saneamento do Parana	—	2,900	10,747

TOTAL PREFERRED STOCKS (Cost - $162,153)			162,989

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,240,460)			6,381,523

SHORT-TERM INVESTMENTS - 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $10,229)	2.329%	10,229	10,229

TOTAL INVESTMENTS - 100.9% (Cost - $6,250,689)			6,391,752
Liabilities in Excess of Other Assets - (0.9)%			(55,592)

TOTAL NET ASSETS - 100.0%			$6,336,160

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	279,989	BRL	1,054,355	Bank of New York	2/12/19	$(9,242)
USD	144,176	CLP	100,562,282	Bank of New York	2/12/19	(9,778)
USD	48,739	CZK	1,096,438	Bank of New York	2/12/19	(127)
USD	13,497	EUR	11,812	Bank of New York	2/12/19	(70)
USD	239,153	INR	16,790,677	Bank of New York	2/12/19	3,368
USD	563,053	KRW	635,501,332	Bank of New York	2/12/19	(8,281)
USD	207,529	MXN	4,097,215	Bank of New York	2/12/19	(7,422)
USD	15,535	PLN	58,504	Bank of New York	2/12/19	(224)
USD	92,568	QAR	337,070	Bank of New York	2/12/19	(2)
USD	497,436	RUB	34,406,669	Bank of New York	2/12/19	(27,218)
USD	937,812	TWD	28,938,049	Bank of New York	2/12/19	(4,896)
USD	75,379	ZAR	1,087,906	Bank of New York	2/12/19	(6,499)
USD	772,006	MYR	3,201,121	HSBC Bank USA, N.A.	2/12/19	(9,343)
USD	425,712	AED	1,563,758	USB AG	2/12/19	(22)
USD	910,152	HKD	7,122,485	USB AG	2/12/19	1,970
USD	682,346	THB	21,974,686	USB AG	2/12/19	(21,197)

Total						$(98,983)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviations used in this table:

AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
HKD	— Hong Kong Dollar
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
QAR	— Qatari Rial
RUB	— Russian Ruble
THB	— Thai Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which

Notes to Schedule of Investments (unaudited) (continued)

may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$748,027	$72,857	—	$820,884
Consumer Staples	449,237	47,439	—	496,676
Energy	252,508	235,447	—	487,955
Financials	1,449,638	55,548	—	1,505,186
Information Technology	507,178	25,757	—	532,935
Materials	1,073,874	63,119	—	1,136,993
Real Estate	128,587	13,980	—	142,567
Utilities	412,512	49,225	—	461,737
Other Common Stocks	633,601	—	—	633,601
Preferred Stocks	162,989	—	—	162,989

Total Long-Term Investments	$5,818,151	$563,372	—	$6,381,523

Short-Term Investments†	10,229	—	—	10,229

Total Investments	$5,828,380	$563,372	—	$6,391,752

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$5,338	—	$5,338

Total	$5,828,380	$568,710	—	$6,397,090

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$104,321	—	$104,321

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities values at $3,408 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active markets for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2019